Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Amounts Recognized Within the Consolidated Financial Statements
Amounts recognized in the consolidated financial statements with respect to these plans are as follows:

	Year Ended December 31,
	2011	2010	2009
Total cost of share-based payment plans	$9,076	$13,217	$13,267
Amounts capitalized as inventory and intangible assets	(1,392)	(1,353)	(1,361)
Amortization of capitalized amounts	1,424	1,313	1,285
Charged against income before income taxes	9,108	13,177	13,191
Amount of related income tax benefit recognized in income	(2,946)	(4,410)	(3,901)
Impact to net income	$6,162	$8,767	$9,290
Impact to basic earnings per share	$0.16	$0.23	$0.25
Impact to diluted earnings per share	$0.16	$0.23	$0.25

Schedule of Option Valuation Assumptions
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option valuation model using the following assumptions:

	Year Ended December 31,
	2011	2010	2009
Risk-free interest rate	1.0% - 2.0%	2.1% - 2.2%	2.1% - 2.6%
Expected option life	6 years	6 years	6 years
Expected price volatility	39%	40%	39%

Schedule of Stock Option Activity
A summary of our stock option activity during 2011 is as follows:

	Shares (000’s)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value* ($000’s)
Outstanding at December 31, 2010	3,741	$23.62
Granted	395	15.52
Exercised	(20)	10.44
Forfeited or expired	(1,356)	22.22
Outstanding at December 31, 2011	2,760	$23.23	4.73	$508
Exercisable at December 31, 2011	2,153	$24.79	3.65	$95
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*
The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 30, 2011, and the exercise price of the shares. The market value as of December 30, 2011 is $16.50 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 30, 2011

Schedule of Stock Options Outstanding and Exercisable by Exercise Price Range
A summary of our stock options outstanding and exercisable at December 31, 2011, is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$4.00 — $16.00	486	8.5	$15.46	84	$15.38
$16.01 — $24.00	991	4.5	20.79	851	21.18
$24.01 — $35.87	1,283	3.5	28.05	1,218	27.97
	2,760	4.7	$23.23	2,153	$24.79

Schedule of Employee Stock Purchase Plan, Valuation Assumptions
In applying the Black-Scholes methodology to the purchase rights granted under the ESPP, we used the following assumptions:

	Year Ended December 31,
	2011	2010	2009
Risk-free interest rate	0.3% - 0.4%	0.6% - 0.9%	0.9% - 1.1%
Expected option life	6 months	6 months	6 months
Expected price volatility	39%	40%	39%

Nonvested Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Other Share-based Compensation, Activity
A summary of our non-vested shares of common stock activity during 2011 is as follows:

	Shares (000’s)	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value* ($000’s)
Non-vested at December 31, 2010	1,316	$18.99
Granted	511	15.51
Vested	(420)	20.21
Forfeited	(380)	18.11
Non-vested at December 31, 2011	1,027	$17.08	$16,950
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*
The aggregate intrinsic value is calculated as the market value of our common stock as of December 30, 2011. The market value as of December 30, 2011 is $16.50 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 30, 2011.